Lease Transactions (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Sales type and direct financing leases:
Finance income on net investment	¥ 61,812	¥ 59,369
Operating leases:
Lease income	1,799	1,843
Total	¥ 63,611	¥ 61,212